Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Significant Accounting Policies
Schedule of supplemental cash flow information
	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Interest paid, exclusive of debt issuance costs and letter of credit fees	$31,827	$27,384	$4,966
Income taxes paid	$1,639	$1,027	$430

Schedule of accounts receivable

	March 31, 2014		March 31, 2013
			Gross
	Gross	Allowance for	Receivable	Allowance for
Segment	Receivable	Doubtful Accounts	(Note 2)	Doubtful Accounts
	(in thousands)
Crude oil logistics	$411,090	$105	$360,589	$11
Water solutions	25,700	405	9,618	29
Liquids	192,529	617	144,267	76
Retail propane	75,606	1,667	49,233	1,644
Refined products	105,670	—	—	—
Renewables	54,466	—	—	—
Other	38,665	28	810	—
	$903,726	$2,822	$564,517	$1,760

Schedule of changes in the allowance for doubtful accounts

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Allowance for doubtful accounts, beginning of period	$1,760	$818	$161
Provision for doubtful accounts	2,172	1,315	1,049
Write off of uncollectible accounts	(1,110)	(373)	(392)
Allowance for doubtful accounts, end of period	$2,822	$1,760	$818

Schedule of inventories

	March 31,
	2014	2013
	(in thousands)
Crude oil	$156,473	$46,156
Natural gas liquids —
Propane	85,159	45,428
Butane and other	19,051	24,090
Refined products	23,209	—
Renewables	11,778	—
Other	14,490	11,221
	$310,160	$126,895

Schedule of accrued expenses and other payables

	March 31,
		2013
	2014	(Note 4)
	(in thousands)
Accrued compensation and benefits	$45,006	$27,252
Derivative liabilities	42,214	12,701
Income and other tax liabilities	13,421	22,659
Product exchange liabilities	3,719	6,741
Other	37,330	16,253
	$141,690	$85,606